Approval Of Issuance Of The Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Authorisation Of Financial Statements Abstract
Disclosure Of Authorisation Of Financial Statements Explanatory

45. Approval of Issuance of the Consolidated Financial Statements

The Group’s consolidated financial statements as of and for the year ended December 31, 2020 was certified by management on April 27, 2021.